Annual Total Returns [BarChart] - THE GABELLI ABC FUND - Class AAA Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	1.93%
Annual Return 2012	5.15%
Annual Return 2013	4.92%
Annual Return 2014	1.15%
Annual Return 2015	2.32%
Annual Return 2016	3.08%
Annual Return 2017	2.20%
Annual Return 2018	0.20%
Annual Return 2019	4.80%
Annual Return 2020	2.90%